Performance Management - Lisanti Small Cap Growth Fund	May 01, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund from year to year and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance and an additional benchmark with characteristics relevant to the Fund. Updated performance information is available at www.lisantismallcap.com or by calling (800) 441-7031 (toll free).

Performance information (before and after taxes) represents only past performance and does not necessarily indicate future results.

Performance Past Does Not Indicate Future [Text]	Performance information (before and after taxes) represents only past performance and does not necessarily indicate future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund from year to year and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance and an additional benchmark with characteristics relevant to the Fund.
Bar Chart [Heading]	Annual Returns as of December 31
Bar Chart Closing [Text Block]	During the period shown, the highest return for a quarter was 38.93% for the quarter ended June 30, 2020, and the lowest return was -25.39% for the quarter ended June 30, 2022.
Performance Table Heading	Average Annual Total Returns (For the periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]

Russell 2000® Growth Index measures the performance of the small cap growth segment of the U.S. equity universe. It includes those Russell 2000 Index companies with relatively higher price-to-book ratios and higher forecasted growth values.

Russell 2000® Index is a float-adjusted capitalization-weighted index of equity securities issued by the approximately 2,000 smallest issuers in the Russell 3000 Index. The Russell 2000 Index measures the performance of the small-capitalization sector of the U.S. equity market, as defined by FTSE Russell. The Russell 2000 Index is a subset of the Russell 3000 Index, which measures the performance of the broad U.S. equity market, as defined by FTSE Russell.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.lisantismallcap.com
Performance Availability Phone [Text]	(800) 441-7031
Lisanti Small Cap Growth Fund shares
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	highest return
Highest Quarterly Return	38.93%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest return
Lowest Quarterly Return	(25.39%)
Lowest Quarterly Return, Date	Jun. 30, 2022